Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 04, 2021	Apr. 14, 2021	Apr. 19, 2021	Jun. 30, 2020	Oct. 13, 2020	Aug. 12, 2020
Subsequent Event [Member]
Negotiated amount		$ 731,118
Debt payable		$ 20,000
Subsequent event, description			The Company closed a financing round of $4,500,000. This financing consisted of $3,000,000 raised in cash, and the rollover of $1,500,000 of pre-existing convertible debt into equity. This financing allowed the company to successfully retire all convertible debt from the balance sheet. Over $1,400,000 of cash was infused into the Company after debt payoff and transaction fees.
Common stock were issued			1,200,000
Common stock, issued	72,288
Noteholder [Member]
Converted of principal				$ 347,000
Interest of outstanding notes to stock				$ 36,448.23
Average conversion price				$ .117
Shares issued to noteholder				3,288,917
Eagle Equities, LLC. [Member]
Convertible notes payable					$ 205,700	$ 205,700